Related Party Transactions (Details)						1 Months Ended					3 Months Ended		11 Months Ended	12 Months Ended		14 Months Ended
	Mar. 04, 2024 USD ($) $ / shares	Feb. 15, 2024 USD ($)	Nov. 30, 2022 $ / shares shares	Sep. 28, 2021 USD ($) $ / shares shares	Sep. 23, 2021 USD ($) $ / shares shares	Nov. 30, 2023 USD ($) shares	Sep. 30, 2023 USD ($)	Jul. 31, 2023 USD ($)	Nov. 30, 2022 $ / shares shares	Jul. 31, 2020 USD ($) NOTE STOCKHOLDER $ / shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Feb. 07, 2024 USD ($)	Dec. 13, 2023 USD ($) shares	Oct. 27, 2023 USD ($)	Oct. 26, 2023 USD ($)	Sep. 15, 2023 USD ($)	Sep. 12, 2023 USD ($)	Aug. 29, 2023 USD ($)	Aug. 28, 2023 USD ($)	Aug. 15, 2023 USD ($)	Jul. 25, 2023 USD ($)	Jun. 26, 2023 USD ($)	Jun. 12, 2023 USD ($)	May 03, 2023 USD ($) RESTATEMENT	Apr. 27, 2023 USD ($)	Mar. 28, 2023 USD ($)	Feb. 27, 2023 USD ($)	Jan. 25, 2023 USD ($)	Dec. 27, 2022 USD ($)	Nov. 28, 2022 USD ($)	Oct. 26, 2022 USD ($)	Sep. 26, 2022 USD ($)	Sep. 23, 2022 $ / shares	Mar. 31, 2022	Dec. 31, 2020	Jul. 01, 2020 USD ($)
Related Party Transaction [Line Items]
Accrued liabilities current											$ 2,813,262			$ 369,651	$ 368,366	$ 369,651
Debt instrument converted instrument amount											$ 3,433,388	$ 0
Induced conversion of debt expenses														168,356	$ 0
Issuance of common stock												956,550		$ 402,000
Common stock, shares, issued (in shares) | shares											21,437,216			9,575,925	27,580,040	9,575,925
Number of restatement | RESTATEMENT																													6
Contract with customer, liability											$ 343,651			$ 347,619	$ 0	$ 347,619
Proceeds from issuance of unit											$ 0	947,850
Sale of units in private placement | shares														490,000
Sale of units description			In November 2022, the Company initiated an offering to sell to a select group of accredited investors only, on a private placement basis, 1,000,000 units for a purchase price of $4.00 per unit (the “Units”), each Unit consisting of one share of common stock and one warrant to purchase one share of common stock with an exercise price of $4.00 (the “2022 Offering”).						In November 2022, the Company initiated an offering to sell to a select group of accredited investors only, on a private placement basis, 342,703 units for a purchase price of $11.67 per unit (the “Units”), each Unit consisting of one share of common stock and one warrant to purchase one share of common stock (the “QT Imaging Private Placement Warrants”) with an exercise price of $11.67 (the “2022 Offering”).
Common stock, par value | $ / shares	$ 0.0001										$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Note Payable to related party											$ 0			$ 705,000	$ 0	$ 705,000
Private Placement
Related Party Transaction [Line Items]
Issuance of common stock														$ 1,026,550	$ 906,300
Sale of units in private placement | shares			1,000,000						342,703		0			261,250	228,750	167,925
Sale of stock price per unit | $ / shares			$ 11.67						$ 11.67
Common Stock
Related Party Transaction [Line Items]
Issuance of common stock												8		$ 100
Common stock, shares, issued (in shares) | shares														27,941,290	27,580,040	27,941,290
Common stock, par value | $ / shares														$ 0.001	$ 0.001	$ 0.001
Common Stock | Private Placement
Related Party Transaction [Line Items]
Issuance of common stock														$ 261	$ 229
Investor
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage															8.00%																									5.00%
Minimum proceeds from equity financing															$ 5,000,000
Long term debt date of maturity														Jul. 01, 2025		Jul. 01, 2025
Debt instrument number of shares issuable upon conversion | shares														704,299
Debt instrument converted instrument amount						$ 200,000
Debt instrument accrued interest component converted into equity						$ 33,644
Debt conversion converted amount shares issued | shares						100,000
Induced conversion of debt expenses														$ 168,356
Convertible notes non current														3,143,725	3,343,725	$ 3,143,725
Interest payable current														377,772	230,627	377,772
Interest expenses on long term debt														180,789	$ 137,709
Debt instrument face amount																																									$ 3,500,000
Debt instrument conversion price per share | $ / shares															$ 5
Investor | Working Capital Note
Related Party Transaction [Line Items]
Debt instrument face amount														705,000		705,000				$ 55,000	$ 50,000	$ 75,000	$ 100,000		$ 75,000			$ 100,000	$ 250,000
Three Hundred And Three Development Corporation
Related Party Transaction [Line Items]
Contracts With Customer liability advances received during the period							$ 100,000	$ 200,000
GIGCAPITAL5, INC [Member]
Related Party Transaction [Line Items]
Accrued liabilities current														$ 893,830	$ 103,344	$ 893,830
Common stock, shares, issued (in shares) | shares														6,545,000	6,545,000	6,545,000
Proceeds from issuance of unit				$ 225,400,000	$ 30,000,000
Sale of stock price per unit | $ / shares				$ 10
Exercise price of warrants | $ / shares				$ 11.5	$ 11.5								$ 11.5
Minimum price per share required for redemption of warrants | $ / shares														$ 18		$ 18
Holding period of shares for completion of initial business combination														6 months
Period after completion of business combination to allow transfer of shares														30 days
Warrants transfer restrictions period following consummation of business combination														1 year
Debt instrument face amount																																					$ 960,000
Common stock, par value | $ / shares					$ 0.0001									$ 0.0001	$ 0.0001	$ 0.0001
Note Payable to related party														$ 1,506,389	$ 257,492	$ 1,506,389
Fair value, option, aggregate differences														1,560,000		1,560,000
Debt discount on note payable to related party														245,253	$ 54,034
GIGCAPITAL5, INC [Member] | Working Capital Note
Related Party Transaction [Line Items]
Debt instrument face amount														$ 1,500,000		$ 1,500,000		$ 53,640	$ 381,360							$ 65,000	$ 130,000			$ 65,000	$ 130,000	$ 350,000	$ 65,000
Debt instrument conversion price per share | $ / shares														$ 10		$ 10
Note Payable to related party														$ 1,506,389		$ 1,506,389
Fair value, option, aggregate differences														8,897		8,897
GIGCAPITAL5, INC [Member] | Extension Note
Related Party Transaction [Line Items]
Debt instrument face amount														$ 1,560,000		1,560,000								$ 100,000							100,000
Common stock, par value | $ / shares																																						$ 0.0001
Debt instrument average market discount rate														18.22%
Debt discount on reduction to carrying principle amount														$ 299,287
Debt discount on note payable to related party														1,564,673
Total interest expenses														219,686
Unamortized debt discount														$ 61,687		$ 61,687
GIGCAPITAL5, INC [Member] | Maximum
Related Party Transaction [Line Items]
Period after initial business combination to allow transfer of shares														90 days
GIGCAPITAL5, INC [Member] | Private Placement
Related Party Transaction [Line Items]
Proceeds from issuance of unit				$ 6,900,000
Sale of units description														Each Private Placement Unit consists of one share of the Company’s common stock, par value $0.0001 per share, and one redeemable warrant.
GIGCAPITAL5, INC [Member] | Private Placement | Working Capital Note
Related Party Transaction [Line Items]
Sale of units in private placement | shares														150,000	150,000
GIGCAPITAL5, INC [Member] | Insider Shares Grant Agreements
Related Party Transaction [Line Items]
Effective date of grant award agreement														Sep. 23, 2021
GIGCAPITAL5, INC [Member] | Common Stock
Related Party Transaction [Line Items]
Common stock, shares, issued (in shares) | shares															6,545,000			6,545,000
Stock price threshold that allows transfer of shares | $ / shares														$ 11.5
GIGCAPITAL5, INC [Member] | Common Stock | Maximum
Related Party Transaction [Line Items]
Exercise price of warrants | $ / shares														$ 9.2		$ 9.2
GIGCAPITAL5, INC [Member] | Common Stock | Private Placement
Related Party Transaction [Line Items]
Number of shares of common stock per unit | shares														1		1
Common stock, par value | $ / shares														$ 0.0001		$ 0.0001
GIGCAPITAL5, INC [Member] | Warrants
Related Party Transaction [Line Items]
Sale of units description														Each Public Unit consists of one share of the Company’s common stock (a “Public Share”), $0.0001 par value, and one redeemable warrant (a “Public Warrant”).
Period after business combination when warrants become exercisable														30 days
Period after offering when warrants become exercisable														12 months
Warrants exercisable expiration period after completion of business combination														5 years
Net cash settlement value of warrants														$ 0
Redemption price per warrant | $ / shares														$ 0.01		0.01
Minimum period of prior written notice of redemption of warrants														30 days
Minimum price per share required for redemption of warrants | $ / shares														$ 18		$ 18
GIGCAPITAL5, INC [Member] | Warrants | Private Placement
Related Party Transaction [Line Items]
Number of shares of common stock per unit | shares														1		1
GIGCAPITAL5, INC [Member] | Founders
Related Party Transaction [Line Items]
Forfeiture of shares | shares					4,312,500
Sale of units in private placement | shares				795,000
Sale of stock price per unit | $ / shares				$ 10
GIGCAPITAL5, INC [Member] | Founders | Private Placement
Related Party Transaction [Line Items]
Sale of units in private placement | shares													795,000
Sale of stock price per unit | $ / shares													$ 10
Number of shares of common stock per unit | shares													1	1		1
Sale of units description														Each Private Placement Unit consists of one share of the Company’s common stock and one warrant (a “Private Placement Warrant”).
GIGCAPITAL5, INC [Member] | Founders | Common Stock
Related Party Transaction [Line Items]
Sale of common stock, Shares | shares													5,735,000
Proceeds from issuance of unit													$ 25,000
Sale of common stock price per share | $ / shares													$ 0.0043592
GIGCAPITAL5, INC [Member] | Founders | Warrants | Private Placement
Related Party Transaction [Line Items]
Period after business combination when warrants become exercisable														30 days
Period after offering when warrants become exercisable														12 months
Warrants exercisable expiration period after completion of business combination														5 years
Sale of units description														(or such lesser period depending upon the number of one-month extensions which occur)
Net cash settlement value of warrants														$ 0
Redemption price per warrant | $ / shares														$ 0.01		$ 0.01
Minimum period of prior written notice of redemption of warrants														30 days
Minimum price per share required for redemption of warrants | $ / shares														$ 18		$ 18
GIGCAPITAL5, INC [Member] | Mr Weightman
Related Party Transaction [Line Items]
Forfeiture of shares | shares													5,000
Monthly payment for services					$ 2,500
GIGCAPITAL5, INC [Member] | Mr Weightman | Maximum
Related Party Transaction [Line Items]
Monthly payment for services					$ 15,000
GIGCAPITAL5, INC [Member] | Mr Weightman | Insider Shares Grant Agreements
Related Party Transaction [Line Items]
Effective date of grant award agreement													Sep. 23, 2021
Common stock issued in consideration for future service | shares					5,000								5,000	5,000
GIGCAPITAL5, INC [Member] | GigManagement, LLC
Related Party Transaction [Line Items]
Accrued liabilities current														$ 780,000		$ 780,000
Related party transaction, amounts of transaction														30,000
GIGCAPITAL5, INC [Member] | Sponsor | First Non-Convertible Working Capital Note
Related Party Transaction [Line Items]
Debt instrument face amount																		$ 66,360
GIGCAPITAL5, INC [Member] | Sponsor | Working Capital Note
Related Party Transaction [Line Items]
Debt instrument face amount																		$ 53,640	$ 381,360							$ 65,000	$ 130,000			$ 65,000	$ 130,000	350,000		$ 65,000	$ 65,000	$ 65,000	65,000
GIGCAPITAL5, INC [Member] | Sponsor | Extension Note
Related Party Transaction [Line Items]
Debt instrument face amount																																$ 160,000				$ 160,000	$ 160,000
Advisory Fees To Directors For Board Committee Services And Analytical Services | GIGCAPITAL5, INC [Member] | Director
Related Party Transaction [Line Items]
Accrued liabilities current														696,000		696,000
Management Services Agreement | John Han C Clock
Related Party Transaction [Line Items]
Other operating income														48,000	$ 48,000
Accounts payable current														0	0	0
Business Associate Agreement | John Han C Clock
Related Party Transaction [Line Items]
Non trade receivables current														0	0	0
Business Associate Agreement | Selling, general and administrative | John Han C Clock
Related Party Transaction [Line Items]
Related party transactions purchases from related party														8,100	$ 7,200
2020 Notes
Related Party Transaction [Line Items]
Debt instrument, interest rate, stated percentage										5.00%																													8.00%
Number of convertible notes issued | NOTE										3
Number of stockholders | STOCKHOLDER										3
Shares issued, price per share (in dollars per share) | $ / shares										$ 14.59
Issuance of common stock										$ 5,000,000
Common stock, shares, issued (in shares) | shares											244,308
Interest receivable											$ 420,700			$ 377,772		$ 377,772
Interest expense											42,929	44,923
Debt instrument face amount										$ 3,500,000	3,143,725
Working Capital Loan and Extension Note | Working Capital Loans
Related Party Transaction [Line Items]
Debt instrument, additional principal amount																				$ 55,000	$ 50,000	$ 75,000	$ 100,000		$ 75,000			$ 100,000
Debt instrument face amount											705,000																		$ 250,000
Working Capital Loan and Extension Note | Extension Note
Related Party Transaction [Line Items]
Notes assumed	$ 1,560,000
Management Services and Business Associate Agreement
Related Party Transaction [Line Items]
Management fee expense											12,000	12,000
Accounts payable											0	0
Related party transaction, amounts of transaction											$ 1,800	$ 2,700
Foundation
Related Party Transaction [Line Items]
Contract with customer, liability							$ 100,000	$ 200,000
Subsequent Event | GIGCAPITAL5, INC [Member]
Related Party Transaction [Line Items]
Debt Instrument, Periodic Payment, Interest		$ 0
Subsequent Event | Non-Convertible Loan Working Capital Amendment | GIGCAPITAL5, INC [Member]
Related Party Transaction [Line Items]
Debt instrument face amount																	$ 262,247
Subsequent Event | Non-Convertible Loan Working Capital Amendment | GIGCAPITAL5, INC [Member] | Second Non-Convertible Working Capital Note
Related Party Transaction [Line Items]
Debt instrument face amount																	262,247
Subsequent Event | Non-Convertible Loan Working Capital Amendment | GIGCAPITAL5, INC [Member] | Third Non Convertible Working Capital Note
Related Party Transaction [Line Items]
Debt instrument face amount		297,247															297,247
Subsequent Event | Non-Convertible Loan Working Capital Amendment | GIGCAPITAL5, INC [Member] | Sponsor | Second Non-Convertible Working Capital Note
Related Party Transaction [Line Items]
Debt instrument face amount																	$ 195,887
Subsequent Event | Non-Convertible Loan Working Capital Amendment | GIGCAPITAL5, INC [Member] | Sponsor | Third Non Convertible Working Capital Note
Related Party Transaction [Line Items]
Debt instrument face amount		$ 35,000